Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Net loss for the year	$ (5,771,550)	$ (4,875,261)
Expected income tax (recovery)	(1,558,000)	(1,268,000)
Change instatutory, foreign tax, foreign exchange rates and other	(507,000)	(52,000)
Permanent differences	611,000	686,000
Share issue costs	(425,000)	(199,000)
Adjustment to prior years provision versus statutory tax returns	(15,000)	35,000
Change in unrecognized deductible temporary differences	1,894,000	798,000
Total income tax expense (recovery)	$ 0	$ 0